Stock-based compensation plans - Summary of the Stock Option Plan (Detail)	12 Months Ended
	Mar. 31, 2023 shares ¥ / shares	Mar. 31, 2022 shares ¥ / shares	Mar. 31, 2021 shares ¥ / shares
Disclosure of number and weighted average exercise prices of share options [Abstract]
Beginning | shares	16,544,300	14,022,400	12,876,700
Number of shares, Granted | shares	4,744,300	4,876,400	4,534,600
Number of shares, Exercised | shares	1,260,800	1,944,900	3,178,300
Number of shares, Forfited or expired | shares	336,300	409,600	210,600
Ending | shares	19,691,500	16,544,300	14,022,400
Number of shares, Exercisable | shares	9,683,000	7,044,700	5,800,700
Beginning | ¥ / shares	¥ 9,397	¥ 6,653	¥ 4,982
Weighted average exercise price, Granted | ¥ / shares	10,979	14,188	9,221
Weighted average exercise price, Exercised | ¥ / shares	5,565	5,313	3,911
Weighted average exercise price, Forfieted or expired | ¥ / shares	12,654	9,484	6,280
Ending | ¥ / shares	10,312	9,397	6,653
Weighted average exercise price, Exercisable | ¥ / shares	¥ 8,033	¥ 5,883	¥ 4,535